STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Promissory Note And Interest Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Feb. 28, 2002
Stock issued	$ 235,000	$ 235,000	$ 1		$ (1)
Stock Issued (in shares)		3,418	320
Options granted to consultants and professionals	10,493				10,493
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004		(235,000)	124		234,876
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)		(3,481)	124,461
Net Loss	(166,936)					(166,936)
Balance at Dec. 31, 2002	78,557		125		245,368	(166,936)
Balance (in shares) at Dec. 31, 2002			124,781
Options granted to consultants and professionals	8,484				8,484
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004		(15,969)			15,969
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)		(232)
Conversion of debenture to Common Stock	15,969	15,969
Debt Conversion, Converted Instrument, Shares Issued		232
Net Loss	(909,745)					(909,745)
Balance at Dec. 31, 2003	(806,735)		125		269,821	(1,076,681)
Balance (in shares) at Dec. 31, 2003			124,781
Options granted to consultants and professionals	5,315				5,315
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004		(43,884)			43,884
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004 (in shares)		(638)
Stock dividend on preferred stock		43,884				(43,884)
Stock dividend on preferred stock (in shares)		638
Net Loss	(538,076)					(538,076)
Balance at Oct. 31, 2004	(1,339,496)		125		319,020	(1,658,641)
Balance (in shares) at Oct. 31, 2004			124,781
Options granted to consultants and professionals	64,924				64,924
Retroactive restatement to reflect re-capitalization on Nov. 12, 2004	(88,824)				(88,824)
Common Stock issued to Placement Agent on re-capitalization			6		(6)
Common Stock issued to Placement Agent on re-capitalization (in shares)			6,020
Effect of re-capitalization			6		(6)
Effect of re-capitalization (in shares)			6,020
Conversion of debenture to Common Stock	613,158		17		613,141
Issuance of Common Stock for cash, net of shares to Placement Agent	4,353,000		140		4,352,860
Issuance of Common Stock for cash, net of shares to Placement Agent (in shares)			139,605
Issuance of common stock to consultants	166,777		5		166,772
Debt Conversion, Converted Instrument, Shares Issued			17,091
Issuance of common stock in connection with the registration statement	117,498		3		117,495
Issuance of common stock in connection with the registration statement (in shares)			3,275
Issuance costs	(329,673)				(329,673)
Issuance of common stock to consultants (in shares)			4,695
Net Loss	(1,805,789)					(1,805,789)
Balance at Oct. 31, 2005	1,751,575		302		5,215,703	(3,464,430)
Balance (in shares) at Oct. 31, 2005			301,487
Options granted to consultants and professionals	172,831				172,831
Conversion of debenture to Common Stock	300,000		14		299,986
Issuance of common stock to consultants	139,672		4		139,668
Debt Conversion, Converted Instrument, Shares Issued			14,135
Options granted to employees and directors	71,667				71,667
Issuance of Common Stock to employees and directors	54,858		2		54,856
Issuance of common stock to consultants (in shares)			4,449
Issuance of Common Stock to employees and directors (in shares)			1,835
Net Loss	(6,197,744)					(6,197,744)
Balance at Oct. 31, 2006	(3,707,141)		322		5,954,710	(9,662,173)
Balance (in shares) at Oct. 31, 2006			321,906
Stock issued	9,380,902		474		9,380,428
Stock Issued (in shares)			473,826
Options granted to consultants and professionals	268,577				268,577
Conversion of debenture to Common Stock	1,000,000		56		999,944
Issuance of common stock to consultants	221,778		9		221,769
Debt Conversion, Converted Instrument, Shares Issued			55,793
Options granted to employees and directors	222,501				222,501
Offering Expenses	(2,243,535)				(2,243,535)
Warrants issued on conjunction with issuance of common stock	1,505,550				1,505,550
Issuance of Common Stock to employees and directors	73,800		3		73,797
Issuance of common stock to consultants (in shares)			8,800
Issuance of Common Stock to employees and directors (in shares)			3,331
Net Loss	(2,454,453)					(2,454,453)
Balance at Oct. 31, 2007	4,267,979		864		16,383,741	(12,116,626)
Balance (in shares) at Oct. 31, 2007			863,656
Options granted to consultants and professionals	(42,306)				(42,306)
Issuance of common stock to consultants	14,616		1		14,615
Options granted to employees and directors	257,854				257,854
Offering Expenses	(78,013)				(78,013)
Warrants issued on conjunction with issuance of common stock	39,198				39,198
Common Stock Penalty Shares (in shares)			1,694
Issuance of Common Stock to employees and directors	86,001		8		85,993
Issuance of common stock to consultants (in shares)			1,230
Issuance of Common Stock to employees and directors (in shares)			7,966
Common Stock Penalty Shares	31,778		2		31,776	0
Net Loss	(5,416,418)					(5,416,418)
Balance at Oct. 31, 2008	(839,311)		875		16,692,858	(17,533,044)
Balance (in shares) at Oct. 31, 2008			874,546
Options granted to consultants and professionals	12,596				12,596
Issuance of common stock to consultants	51,979		21		51,958
Options granted to employees and directors	467,304		0		467,304
Issuance of Common Stock to employees and directors	18,180		3		18,177
Common stock issued upon exercise of warrants	0		26		(26)
Warrants classified as a liability	(12,785,695)				(12,785,695)
Issuance of common Stock Warrants	(3,587,625)				(3,587,625)
Issuance of common stock to consultants (in shares)			20,768
Issuance of Common Stock to employees and directors (in shares)			3,382
Common stock issued upon exercise of warrants (in shares)			26,400
Net Loss	929,244					929,244
Balance at Oct. 31, 2009	(15,733,328)		925		869,547	(16,603,800)
Balance (in shares) at Oct. 31, 2009			925,096
Stock issued	6,828,293	0			6,828,293
Stock Issued (in shares)		789
Options granted to employees and directors	455,166				455,166
Issuance of Common Stock to employees and directors	115,500		6		115,494
Common stock issued upon exercise of warrants	8,050,077		498	(10,659,710)	18,709,289
Common stock issued upon conversion of Bridge Notes	3,322,091		123		3,321,968
Common stock issued upon conversion of Bridge Notes (in shares)			123,312
Common stock issued to University of Pennsylvania	70,000		3		69,997
Common stock issued to University of Pennsylvania (in shares)			3,111
Common stock issued to former employees	0		1		(1)
Adjustments to Additional Paid in Capital, Warrant Issued	(7,693,230)				(7,693,230)
Common stock issued to former employees (in shares)			1,157
Common stock issued to Numoda	595,000		28		594,972
Common stock issued to Numoda (in shares)			28,000
Issuance of Common Stock to employees and directors (in shares)			6,000
Common stock issued upon exercise of warrants (in shares)			498,120
Net Loss	(10,812,200)					(10,812,200)
Balance at Oct. 31, 2010	(14,802,631)	0	1,584	(10,659,710)	23,271,495	(27,416,000)
Balance (in shares) at Oct. 31, 2010		789	1,584,796
Stock issued	1,676,554	0			1,676,554
Stock Issued (in shares)		177
Options granted to consultants and professionals	28,197				28,197
Issuance of common stock to consultants	50,000		3		49,997
Options granted to employees and directors	717,029				717,029
Common stock issued upon exercise of warrants	3,415,997		184	(2,389,500)	5,805,313
Issuance of common Stock Warrants	(1,228,838)				(1,228,838)
Common stock issued upon conversion of Bridge Notes	1,818,717		76		1,818,641
Common stock issued upon conversion of Bridge Notes (in shares)			76,106
Common stock issued to former employees	81,531		6		81,525
Preferred Stock redeemed	(90,003)	0		3,051,000	(3,141,003)
Preferred Stock redeemed (in shares)		(226)
Common Stock Issued Upon Exchange of Warrants	1,533,965		47		1,533,918
Common stock issued upon conversion of May 2011 Notes	2,263,183		101		2,263,082
Common stock issued to former employees (in shares)			6,017
Reclassification Of Warrant Liability	36,982				36,982
Reclassification of Embedded Derivative Liability to Beneficial Conversion Feature	132,488				132,488
Interest On Optimums Notes Receivable	202,856				202,856
Interest on Optimus Notes	(285,300)			(285,300)
Common stock issued upon exercise of warrants (in shares)			183,889
Common stock issued upon exchange of warrants (in shares)			46,725
Stock Issued During Period Shares Conversion Of May 2011 Notes (in shares)			101,177
Common stock issued upon exercise of warrants (in shares)			2,667
Net Loss	(8,115,740)					(8,115,740)
Balance at Oct. 31, 2011	(12,565,013)		2,001	(10,283,510)	33,248,236	(35,531,740)
Balance (in shares) at Oct. 31, 2011		740	2,001,377
Issuance of common stock to consultants	39,857		3		39,854
Options granted to employees and directors	1,146,843				1,146,843
Common stock issued upon exercise of warrants	411,765		22		411,742
Common Stock Issued Upon Exchange of Warrants	223,596		13		223,583
Issuance of shares upon conversion of convertible promissory notes	5,288,549		243		5,288,306
Fair value of equity warrants issued in connection with Rodman May 2012 Financing	279,807				279,807
Common stock issued upon conversion of JMJ Notes	666,041		67		665,974
Common stock issued upon conversion of JMJ Notes (in shares)			66,607
Common stock issued to directors as earned stock compensation	32,558		8		32,550
Issuance of shares to employees under ESPP Plan	18,301		2		18,299
Issuance of shares to employees under ESPP Plan (in shares)			1,656
Issuance of shares to investors as part of the May 2012 Debt for Equity Exchange	6,049,397		422		6,048,995
Common stock issued to Numoda	1,380,000		120		1,379,880
Common stock issued to Numoda (in shares)			120,000
Issuance of shares under JMJ Settlement Agreement	1,070,000		65		1,069,935
Issuance of shares under JMJ Settlement Agreement (in shares)			64,615
Exchange of Platinum Bridge Note	260,705				260,705
Issuance of shares to Socius	1,804,559		192		1,804,368
Stock Issued During Period Shares New Issues To Socius (in shares)			192,466
Issuance of common stock to consultants (in shares)			3,321
Common stock issued upon exercise of warrants (in shares)			21,961
Common stock issued upon exchange of warrants (in shares)			12,777
Issuance of shares upon conversion of convertible promissory notes (in shares)			243,433
Common stock issued to directors as earned stock compensation (in shares)			7,997
Issuance of shares to investors as part of the May 2012 Debt for Equity Exchange (in shares)			422,209
Interest on Optimus Notes Receivable	0			(200,512)	200,512
Net Loss	(12,069,687)					(12,069,687)
Balance at Oct. 31, 2012	$ (5,962,724)		$ 3,160	$ (10,484,022)	$ 52,120,186	$ (47,601,427)
Balance (in shares) at Oct. 31, 2012		740	3,158,419